Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments Accounted for Using the Equity Method
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Investments in associates	$48,267,237	$9,131,814	$298,328
Investments in joint venture	486,514	180,494	5,896

	$48,753,751	$9,312,308	$304,224

Summary of Investments in Associates Accounted for using the Equity Method

a.	Investments in associates

1)	Investments in associates accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2017	2018
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

Material associate
SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	R.O.C.	$45,210,371	$-	$-

Associates that are not individually material
Deca Technologies Inc. （”DECA”）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	1,583,124	866,312	28,302

Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,248,711	1,095,233	35,780

			Carrying Amount as of December 31
			2017	2018
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	$309,630	$295,772	$9,663
Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in integrated circuit	R.O.C.	215,550	184,134	6,015
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	-	4,237,982	138,451
Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	-	2,752,530	89,923
			48,567,386	9,431,963	308,134
	Less: Deferred gain on transfer of land		300,149	300,149	9,806

			$48,267,237	$9,131,814	$298,328

2)	At each balance sheet date, the percentages of ownership held by the Group were as follows:

	December 31
	2017	2018

SPIL	33.29%	-
DECA	22.04%	22.04%
HC	26.22%	26.22%
HCK	27.31%	27.31%
AMPI	38.76%	38.76%
ChipMOS	-	20.47%
Yann Yuan	-	32.21%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
3)	Fair values (Level 1 inputs in terms of IFRS 13) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

SPIL	$52,176,190	$-	$-
HC	$1,695,156	$1,537,307	$50,222
AMPI	$468,572	$369,925	$12,085
ChipMOS	$-	$3,886,561	$126,970

Summarized Financial Information
4)	Summarized financial information in respect of the Group’s material associate

The summarized financial information below represents amounts shown in SPIL’s consolidated financial statements prepared in accordance with IFRSs and adjusted by the Group for equity method accounting purposes.

December 31, 2017
NT$

Current assets	$49,065,912
Non-current assets	101,693,417
Current liabilities	(26,194,615)
Non-current liabilities	(27,213,266)

Equity	$97,351,448

Proportion of the Group’s ownership interest in SPIL	33.29%

Net assets attributable to the Group	$32,408,297
Goodwill	12,802,074

Carrying amount	$45,210,371

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2017	For the Period from January 1, 2018 through April 29, 2018
	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$85,111,913	$83,554,385	$26,169,040	$854,918
Gross profit	$15,027,247	$12,464,792	$4,421,493	$144,446
Profit before income tax	$7,351,661	$4,347,810	$848,072	$27,706

Net profit	$5,484,462	$2,822,231	$413,317	$13,503
Other comprehensive income (loss)	(2,373,532)	579,057	633,879	20,708

Total comprehensive income	$3,110,930	$3,401,288	$1,047,196	$34,211
Cash dividends received from SPIL	$3,941,740	$1,815,275	$-	$-

Summary of Aggregate Information of Associates that are Not Individually Material
5)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit (loss)	$(139,366)	$(190,532)	$147,535	$4,820
Other comprehensive income (loss)	(115,650)	59,676	(613,471)	(20,042)

Total comprehensive loss	$(255,016)	$(130,856)	$(465,936)	$(15,222)

Summary of Aggregate Information of the Joint Venture that is Not Individually Material
3)	Aggregate information of the Group’s joint venture that is not individually material

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of net loss and total comprehensive loss	$(90,478)	$(184,366)	$(306,156)	$(10,002)